Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 86.73%			Corporate Bonds (continued)
Banking - 4.39%			Capital Goods (continued)
Ally Financial 8.00% 11/1/31	1,120,000	$ 1,293,656	EnPro Industries 5.75% 10/15/26	940,000	$ 922,852
Credit Suisse Group 144A 6.25%#µy	1,065,000	988,968	Gates Global 144A 6.25% 1/15/26 #	634,000	564,580
Deutsche Bank 6.00%µy	600,000	403,200	Granite US Holdings 144A
Popular 6.125% 9/14/23	2,360,000	2,203,636	11.00% 10/1/27 #	525,000	454,890
Royal Bank of Scotland Group			Griffon 144A 5.75% 3/1/28 #	975,000	921,984
8.625%µy	2,085,000	2,043,978	Intertape Polymer Group 144A
Synovus Financial 5.90% 2/7/29 µ	510,000	478,163	7.00% 10/15/26 #	760,000	732,292
		7,411,601	Mauser Packaging Solutions Holding
Basic Industry - 11.43%			144A 7.25% 4/15/25 #	970,000	742,079
Allegheny Technologies			Titan Acquisition 144A 7.75% 4/15/26 #	335,000	282,059
5.875% 12/1/27	1,385,000	1,155,090	TransDigm
Blue Cube Spinco 10.00% 10/15/25	336,000	356,615	144A 5.50% 11/15/27 #	515,000	465,071
BMC East 144A 5.50% 10/1/24 #	855,000	832,552	144A 6.25% 3/15/26 #	1,354,000	1,354,842
Boise Cascade 144A 5.625% 9/1/24 #	289,000	276,355	Trivium Packaging Finance 144A
Chemours			5.50% 8/15/26 #	705,000	705,439
5.375% 5/15/27	565,000	436,420	United Rentals North America
7.00% 5/15/25	1,280,000	1,073,606	5.25% 1/15/30	950,000	954,988
First Quantum Minerals					11,087,841
144A 7.25% 4/1/23 #	865,000	746,067	Communications - 11.41%
144A 7.50% 4/1/25 #	745,000	624,642	Altice France Holding
Freeport-McMoRan 5.45% 3/15/43	1,873,000	1,690,944	144A 6.00% 2/15/28 #	1,230,000	1,091,231
Hudbay Minerals 144A			144A 10.50% 5/15/27 #	904,000	958,240
7.625% 1/15/25 #	635,000	556,422	C&W Senior Financing 144A
IAMGOLD 144A 7.00% 4/15/25 #	510,000	478,760	6.875% 9/15/27 #	791,000	687,749
Joseph T Ryerson & Son 144A			CenturyLink
11.00% 5/15/22 #	487,000	456,552	144A 4.00% 2/15/27 #	620,000	596,750
Kraton Polymers 144A 7.00% 4/15/25 #	1,460,000	1,304,408	144A 5.125% 12/15/26 #	1,470,000	1,473,675
Lennar 5.00% 6/15/27	600,000	554,125	Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	1,155,641
M/I Homes 144A 4.95% 2/1/28 #	1,540,000	1,318,625	Connect Finco 144A 6.75% 10/1/26 #	1,990,000	1,651,700
Mattamy Group			Consolidated Communications
144A 4.625% 3/1/30 #	290,000	251,031	6.50% 10/1/22	1,592,000	1,404,940
144A 5.25% 12/15/27 #	775,000	726,563	Front Range BidCo 144A
New Enterprise Stone & Lime 144A			6.125% 3/1/28 #	1,540,000	1,471,663
10.125% 4/1/22 #	1,238,000	1,245,349	Frontier Communications 144A
Novelis 144A 5.875% 9/30/26 #	700,000	691,833	8.00% 4/1/27 #	1,976,000	1,959,856
Olin			Sprint
5.00% 2/1/30	1,055,000	911,995	7.125% 6/15/24	405,000	447,519
5.625% 8/1/29	1,025,000	948,945	7.625% 3/1/26	555,000	631,229
Standard Industries 144A			7.875% 9/15/23	1,650,000	1,829,248
6.00% 10/15/25 #	1,980,000	1,960,735	Sprint Capital 8.75% 3/15/32	200,000	265,610
Steel Dynamics 5.50% 10/1/24	722,000	701,820	T-Mobile USA
		19,299,454	6.00% 4/15/24	685,000	700,392
Capital Goods - 6.57%			6.50% 1/15/26	1,189,000	1,255,049
ARD Finance 144A PIK 6.50%			T-Mobile USA Escrow
6/30/27 # ❆	820,000	708,849	=†	1,580,000	0
Ardagh Packaging Finance 144A			=†	710,000	0
6.00% 2/15/25 #	285,000	287,935	Uniti Group 144A 7.875% 2/15/25 #	975,000	914,063
Berry Global 144A 5.625% 7/15/27 #	1,160,000	1,207,206	Vodafone Group 7.00% 4/4/79 µ	725,000	776,446
Bombardier					19,271,001
144A 7.50% 3/15/25 #	615,000	430,500
144A 7.875% 4/15/27 #	505,000	352,275

NQ-VIP-876 [3/20] 5/20 (1179321) High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Cyclical - 2.54%			Energy (continued)
Allison Transmission 144A			Targa Resources Partners
5.875% 6/1/29 #	785,000	$774,769	5.875% 4/15/26	775,000	$649,545
Boyd Gaming 144A 4.75% 12/1/27 #	965,000	801,481	Transocean
MGM Growth Properties Operating			144A 7.25% 11/1/25 #	720,000	367,394
Partnership 5.75% 2/1/27	1,065,000	930,544	144A 8.00% 2/1/27 #	810,000	387,788
MGM Resorts International			WPX Energy
5.75% 6/15/25	251,000	226,520	4.50% 1/15/30	515,000	281,576
Scientific Games International 144A			5.25% 10/15/27	1,025,000	569,439
8.25% 3/15/26 #	778,000	502,379			14,351,815
William Carter 144A 5.625% 3/15/27 #	1,090,000	1,052,430	Financial Services - 1.01%
		4,288,123	DAE Funding 144A 5.75% 11/15/23 #	880,000	821,696
Consumer Non-Cyclical - 4.70%			Stena International 144A
Albertsons 144A 4.875% 2/15/30 #	515,000	513,713	6.125% 2/1/25 #	330,000	279,675
JBS USA			VistaJet Malta Finance 144A
144A 5.50% 1/15/30 #	525,000	544,976	10.50% 6/1/24 #	750,000	611,254
144A 5.75% 6/15/25 #	190,000	193,562			1,712,625
144A 6.50% 4/15/29 #	720,000	776,340	Healthcare - 6.91%
144A 6.75% 2/15/28 #	1,085,000	1,164,259	AMN Healthcare 144A
Kraft Heinz Foods			4.625% 10/1/27 #	1,000,000	956,000
3.95% 7/15/25	655,000	645,189	Bausch Health 144A 5.50% 11/1/25 #	2,190,000	2,226,255
5.00% 7/15/35	460,000	460,415	Catalent Pharma Solutions 144A
5.20% 7/15/45	765,000	739,847	5.00% 7/15/27 #	350,000	341,443
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	955,636	Charles River Laboratories International
Post Holdings 144A 5.50% 12/15/29 #	1,035,000	1,079,350	144A 5.50% 4/1/26 #	1,554,000	1,595,907
Spectrum Brands 144A			CHS 144A 8.00% 3/15/26 #	1,030,000	984,291
5.00% 10/1/29 #	995,000	854,250	Encompass Health 4.75% 2/1/30	584,000	578,481
		7,927,537	Hadrian Merger 144A 8.50% 5/1/26 #	1,150,000	866,574
Energy - 8.50%			HCA
Cheniere Corpus Christi Holdings			5.375% 2/1/25	925,000	946,964
7.00% 6/30/24	1,715,000	1,509,214	5.875% 2/1/29	950,000	1,008,187
Cheniere Energy Partners 144A			7.58% 9/15/25	580,000	600,300
4.50% 10/1/29 #	965,000	864,206	Tenet Healthcare
Crestwood Midstream Partners 144A			5.125% 5/1/25	455,000	433,388
5.625% 5/1/27 #	1,140,000	635,305	6.875% 11/15/31	415,000	352,145
DCP Midstream Operating			8.125% 4/1/22	815,000	774,527
5.125% 5/15/29	1,085,000	689,517			11,664,462
Genesis Energy 6.50% 10/1/25	1,685,000	1,230,505	Insurance - 3.74%
Murphy Oil			Centene
5.875% 12/1/27	1,410,000	742,435	144A 4.625% 12/15/29 #	955,000	965,075
5.875% 12/1/42	575,000	241,618	144A 5.375% 8/15/26 #	1,840,000	1,897,500
Murphy Oil USA			GTCR AP Finance 144A
4.75% 9/15/29	435,000	410,227	8.00% 5/15/27 #	266,000	246,992
5.625% 5/1/27	1,285,000	1,270,020	HUB International 144A 7.00% 5/1/26 #	1,725,000	1,720,817
NuStar Logistics 6.00% 6/1/26	1,340,000	999,133	USI 144A 6.875% 5/1/25 #	1,585,000	1,485,890
PBF Holding 144A 6.00% 2/15/28 #	408,000	277,440			6,316,274
PDC Energy 6.125% 9/15/24	776,000	420,976	Media - 11.16%
Precision Drilling 144A			Altice Financing 144A 5.00% 1/15/28 #	620,000	553,350
7.125% 1/15/26 #	1,725,000	583,986	Cablevision Systems 5.875% 9/15/22	612,000	621,388
Southwestern Energy 7.75% 10/1/27	1,920,000	1,276,944	CCO Holdings
Targa Resources Partners			144A 4.50% 8/15/30 #	2,815,000	2,774,534
5.375% 2/1/27	1,140,000	944,547

NQ-VIP-876 [3/20] 5/20 (1179321) High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Media (continued)			Technology & Electronics (continued)
CCO Holdings			Open Text 144A 3.875% 2/15/28 #		295,000	$278,683
144A 5.375% 6/1/29 #	995,000	$1,027,984	Open Text Holdings 144A
Clear Channel Worldwide Holdings 144A			4.125% 2/15/30 #		1,280,000	1,210,720
9.25% 2/15/24 #	1,811,000	1,568,788	RP Crown Parent 144A
CSC Holdings			7.375% 10/15/24 #		1,638,000	1,575,011
144A 5.75% 1/15/30 #	2,565,000	2,596,319	Science Applications International 144A
144A 7.50% 4/1/28 #	945,000	1,013,406	4.875% 4/1/28 #		920,000	888,375
Cumulus Media New Holdings 144A			SS&C Technologies 144A
6.75% 7/1/26 #	945,000	851,088	5.50% 9/30/27 #		1,024,000	1,061,760
Gray Television 144A 7.00% 5/15/27 #	900,000	900,495	Verscend Escrow 144A 9.75% 8/15/26 #.		950,000	955,410
LCPR Senior Secured Financing 144A						11,092,476
6.75% 10/15/27 #	995,000	985,597	Utilities - 2.51%
Netflix			Calpine 144A 5.25% 6/1/26 #		965,000	923,474
144A 4.875% 6/15/30 #	520,000	530,764	Edison International 4.95% 4/15/25		255,000	254,411
144A 5.375% 11/15/29 #	365,000	383,451	Vistra Operations
Nexstar Broadcasting 144A			144A 5.00% 7/31/27 #		494,000	504,152
5.625% 7/15/27 #	1,735,000	1,705,592	144A 5.50% 9/1/26 #		1,855,000	1,923,575
Radiate Holdco 144A 6.625% 2/15/25 #	960,000	824,395	144A 5.625% 2/15/27 #		605,000	627,264
Sirius XM Radio						4,232,876
144A 4.625% 7/15/24 #	174,000	177,686
144A 5.375% 4/15/25 #	1,050,000	1,067,057	Total Corporate Bonds
Terrier Media Buyer 144A			(cost $161,331,687)			146,412,709
8.875% 12/15/27 #	845,000	716,138	Loan Agreements - 6.99%
VTR Finance 144A 6.875% 1/15/24 #	585,000	534,541	Air Medical Group Holdings 4.932%
		18,832,573	(LIBOR02M + 3.25%) 4/28/22 •		1,032,502	955,064
Real Estate - 1.01%			Applied Systems 2nd Lien 8.45%
HAT Holdings I 144A 5.25% 7/15/24 #	1,760,000	1,700,609	(LIBOR03M + 7.00%) 9/19/25 •		1,940,398	1,794,868
		1,700,609	Apro 5.00% (LIBOR01M + 4.00%)
Services - 4.28%			10/28/26	•	562,479	493,575
Clean Harbors 144A 5.125% 7/15/29 #	610,000	572,511	Blue Ribbon 1st Lien 5.655%
Covanta Holding 6.00% 1/1/27	1,015,000	854,079	(LIBOR03M + 4.00%) 11/15/21 •		357,005	282,629
Iron Mountain US Holdings 144A			BW Gas & Convenience Holdings 7.18%
5.375% 6/1/26 #	960,000	977,801	(LIBOR01M + 6.25%) 11/18/24 •		522,388	438,806
Prime Security Services Borrower			Calpine 0.00% 1/15/24 X		128,750	124,351
144A 5.75% 4/15/26 #	1,435,000	1,414,368	Chesapeake Energy Tranche A
144A 6.25% 1/15/28 #	1,270,000	1,104,900	9.00% 6/24/24 •		1,056,000	428,736
Tms International Holding 144A			Granite US Holdings Tranche B 6.322%
7.25% 8/15/25 #	560,000	508,897	(LIBOR03M + 5.25%) 9/30/26 •		436,109	316,179
United Rentals North America			Informatica 2nd Lien (LIBOR06M +
5.875% 9/15/26	1,025,000	1,045,884	0.00%) 7.125% 2/14/25 •		1,046,000	925,710
6.50% 12/15/26	730,000	745,002	Kronos 2nd Lien 10.013% (LIBOR03M +
		7,223,442	8.25%) 11/1/24 •		1,002,000	944,886
Technology & Electronics - 6.57%			LCPR Loan Financing 5.705%
Banff Merger Sub 144A 9.75% 9/1/26 #	1,460,000	1,295,859	(LIBOR01M + 5.00%) 10/15/26 •		396,000	344,520
Camelot Finance 144A 4.50% 11/1/26 # .	855,000	834,157	Merrill Communications Tranche B 1st
CDK Global 5.875% 6/15/26	1,638,000	1,739,638	Lien 6.908% (LIBOR03M + 5.00%)
CommScope Technologies 144A			10/5/26 •		733,163	604,859
5.00% 3/15/27 #	847,000	741,189	Ortho-Clinical Diagnostics
Granite Merger 2 144A			0.00% 6/30/25 X		959,000	820,904
11.00% 7/15/27 #	515,000	511,674

NQ-VIP-876 [3/20] 5/20 (1179321) High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
Loan Agreements (continued)			Short-Term Investments - 7.45%
Panda Liberty Tranche B-2			Money Market Mutual Funds - 7.45%
0.00% 8/21/20 X	530,000	$453,150	BlackRock FedFund - Institutional
Panda Patriot Tranche B-1			Shares (seven-day effective yield
0.00% 12/19/20 X	294,541	249,869	0.33%)	2,513,930	$2,513,930
Panda Patriot Tranche B-2			Fidelity Investments Money Market
0.00% 12/19/20 X	221,459	189,347	Government Portfolio - Class I
Summit Midstream Partners Holdings			(seven-day effective yield 0.30%)	2,513,931	2,513,931
7.00% (LIBOR01M + 6.00%)			GS Financial Square Government
5/13/22 •	425,959	204,461	Fund - Institutional Shares (seven-day
Terrier Media Buyer 5.70% (LIBOR03M +			effective yield 0.34%)	2,513,931	2,513,931
4.25%) 12/17/26 •	996,503	863,843	Morgan Stanley Government
Transdigm Tranche F 0.00% 12/9/25 X	160,752	150,303	Portfolio - Institutional Share Class
Ultimate Software Group 1st Lien			(seven-day effective yield 0.22%)	2,513,930	2,513,930
0.00% 5/4/26 X	162,000	153,090	State Street Institutional US Government
Vantage Specialty Chemicals 2nd Lien			Money Market Fund - Investor Class
9.863% (LIBOR03M + 8.25%)			(seven-day effective yield 0.24%)	2,513,930	2,513,930
10/20/25 •	570,000	388,313	Total Short-Term Investments
Verscend Holding Tranche B 5.489%			(cost $12,569,652)		12,569,652
(LIBOR01M + 4.50%) 8/27/25 •	709,629	674,148
Total Loan Agreements
(cost $13,785,911)		11,801,611

	Number of
	shares
Common Stock - 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Total Value of Securities - 101.17%
(cost $187,772,621)					170,783,972
Liabilities Net of Receivables and Other Assets - (1.17%)					(1,969,245)
Net Assets Applicable to 37,890,912 Shares Outstanding - 100.00%					$168,814,727

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $98,779,638, which represents 58.51% of the Series’ net assets.
❆ PIK. 100% of the income received was in the form of cash.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y No contractual maturity date.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

NQ-VIP-876 [3/20] 5/20 (1179321) High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments).
Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2020:

			Unrealized Appreciation
Borrower	Principal Amount	Value	(Depreciation)
Apro 4.00% (LIBOR03M+4.00%) 10/28/26	$161,111	$141,375	$(19,736)

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London interbank offered rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR02M - ICE LIBOR USD 2 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
PIK - Payment-in-kind
USD - US dollar

NQ-VIP-876 [3/20] 5/20 (1179321) High Yield Series-5